Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Registrant Name	THE MERGER FUND
Entity Central Index Key	0000701804
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 01, 2021
Document Effective Date	Oct. 01, 2021
Prospectus Date	Oct. 01, 2021
The Merger Fund | Class A
Prospectus:
Trading Symbol	MERFX
The Merger Fund | Class I
Prospectus:
Trading Symbol	MERIX